Risk Management and Fair Values (Details) - Schedule of liquidity risk - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Risk Management and Fair Values (Details) - Schedule of liquidity risk [Line Items]
Short-term bank loans and related interests	$ 1,148,959	$ 1,075,084
Trade and other payables	5,356,542	4,578,419
Related parties payables	1,132,811	560,165
Total	7,638,312	6,213,668
Within 1 year [Member]
Risk Management and Fair Values (Details) - Schedule of liquidity risk [Line Items]
Short-term bank loans and related interests	1,148,959	1,075,084
Trade and other payables	5,356,542	4,578,419
Related parties payables	1,132,811	560,165
Total	7,638,312	6,213,668
Over 1 year [Member]
Risk Management and Fair Values (Details) - Schedule of liquidity risk [Line Items]
Short-term bank loans and related interests
Trade and other payables
Related parties payables
Total